Risk information - Total net exposures (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2020	Dec. 31, 2019
Sub-classifications of financial information
Net exposure	kr 359.5	kr 347.5
Percentage of net exposures	100.00%	100.00%
Central governments
Sub-classifications of financial information
Net exposure	kr 185.5	kr 161.3
Percentage of net exposures	51.60%	46.40%
Regional governments
Sub-classifications of financial information
Net exposure	kr 12.3	kr 16.5
Percentage of net exposures	3.40%	4.70%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 3.5	kr 3.1
Percentage of net exposures	1.00%	0.90%
Public sector entity
Sub-classifications of financial information
Net exposure	kr 4.2	kr 4.0
Percentage of net exposures	1.20%	1.20%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 30.9	kr 45.7
Percentage of net exposures	8.60%	13.20%
Corporates
Sub-classifications of financial information
Net exposure	kr 123.1	kr 116.9
Percentage of net exposures	34.20%	33.60%
Interest-bearing securities and lending
Sub-classifications of financial information
Net exposure	kr 292.1	kr 282.5
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Sub-classifications of financial information
Net exposure	kr 131.6	kr 110.4
Percentage of net exposures	45.00%	39.10%
Interest-bearing securities and lending | Regional governments
Sub-classifications of financial information
Net exposure	kr 12.3	kr 16.5
Percentage of net exposures	4.20%	5.80%
Interest-bearing securities and lending | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 3.5	kr 3.1
Percentage of net exposures	1.20%	1.10%
Interest-bearing securities and lending | Public sector entity
Sub-classifications of financial information
Net exposure	kr 4.2	kr 4.0
Percentage of net exposures	1.50%	1.40%
Interest-bearing securities and lending | Financial institutions
Sub-classifications of financial information
Net exposure	kr 24.5	kr 38.9
Percentage of net exposures	8.40%	13.80%
Interest-bearing securities and lending | Corporates
Sub-classifications of financial information
Net exposure	kr 116.0	kr 109.6
Percentage of net exposures	39.70%	38.80%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 67.4	kr 65.0
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Sub-classifications of financial information
Net exposure	kr 53.9	kr 50.9
Percentage of net exposures	80.00%	78.30%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 6.4	kr 6.8
Percentage of net exposures	9.50%	10.50%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 7.1	kr 7.3
Percentage of net exposures	10.50%	11.20%